GAMCO International Growth Fund, Inc.

Schedule of Investments — March 31, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.1%
	CONSUMER DISCRETIONARY — 19.4%
500	adidas AG	$111,014
3,000	ASX Ltd.	140,822
1,800	Christian Dior SE	627,397
7,150	Cie Financiere Richemont SA	382,195
700	Fast Retailing Co. Ltd.	285,630
13,000	GVC Holdings plc	90,047
725	Hermes International	493,298
135,000	NagaCorp. Ltd.	136,660
3,150	Naspers Ltd., Cl. N	447,660
3,150	Prosus NV†	219,392
1,300	Shimano Inc.	185,397
5,600	Sony Corp.	331,708

		3,451,220

	HEALTH CARE — 18.1%
5,500	AstraZeneca plc	490,043
2,600	Coloplast A/S, Cl. B	377,069
1,500	EssilorLuxottica SA	158,812
10,000	GlaxoSmithKline plc	187,641
7,250	Novartis AG	598,117
6,000	Novo Nordisk A/S, Cl. B	358,297
2,200	Roche Holding AG, Genusschein	707,832
19,400	Smith & Nephew plc	341,760

		3,219,571

	CONSUMER STAPLES - FOOD, BEVERAGE, AND TOBACCO — 17.7%
6,200	Associated British Foods plc	138,878
5,750	British American Tobacco plc	195,875
5,000	Danone SA	319,991
15,000	Diageo plc	475,642
4,000	Heineken NV	339,456
4,000	Kameda Seika Co. Ltd.	183,144
5,500	Kobe Bussan Co. Ltd.	216,153
8,600	Nestlé SA	880,363
2,750	Pernod Ricard SA	390,325

		3,139,827

	INDUSTRIALS — 10.9%
1,150	Airbus SE	74,154
15,000	Epiroc AB, Cl. B	147,851
2,400	FANUC Corp.	320,702
2,500	IHS Markit Ltd.	150,000
8,600	Jardine Matheson Holdings Ltd.	432,855
3,600	Nidec Corp.	185,524
1,500	SMC Corp.	628,866

		1,939,952

Shares		Market Value
	MATERIALS — 9.0%
7,000	Agnico Eagle Mines Ltd.	$278,530
2,218	Air Liquide SA	283,122
24,512	Barrick Gold Corp.	449,060
3,000	Chr. Hansen Holding A/S	221,378
8,125	Rio Tinto plc	372,468

		1,604,558

	INFORMATION TECHNOLOGY — 8.5%
3,280	Keyence Corp.	1,054,561
6,800	Murata Manufacturing Co. Ltd.	338,060
15,000	The Sage Group plc	109,073

		1,501,694

	CONSUMER STAPLES - HOUSEHOLD AND PERSONAL PRODUCTS — 8.2%
2,300	Henkel AG & Co. KGaA	168,953
2,300	L’Oreal SA	595,266
1,300	Reckitt Benckiser Group plc	99,028
6,000	Shiseido Co. Ltd.	352,635
5,000	Unilever NV	245,757

		1,461,639

	FINANCIALS — 5.4%
30,000	AIA Group Ltd.	268,639
8,000	Investor AB, Cl. B	360,909
10,000	Kinnevik AB, Cl. B	163,094
11,700	M&G plc†	16,275
11,700	Prudential plc	146,599

		955,516

	COMMUNICATION SERVICES — 1.3%
3,000	MonotaRO Co. Ltd.	79,264
3,976	Nordic Entertainment Group AB, Cl. B	82,783
1,000	Ubisoft Entertainment SA†	73,091

		235,138

	BUSINESS SERVICES — 0.6%
2,500	Edenred	103,749

	TOTAL COMMON STOCKS	17,612,864

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.9%
$165,000	U.S. Treasury Bills, 0.385%††, 06/04/20	164,982

	TOTAL INVESTMENTS — 100.0% (Cost $12,544,890)	$17,777,846

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

1

GAMCO International Growth Fund, Inc.

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
Europe	63.6%	$11,296,993
Japan	23.4	4,161,645
North America	5.0	892,572
Asia/Pacific	4.7	842,316
South Africa	2.5	447,660
Latin America	0.8	136,660

	100.0%	$17,777,846

2